Investment Strategy	Oct. 28, 2025
USCF Midstream Energy Income Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”). The Fund seeks a high level of current income and, as a secondary objective, capital appreciation, by investing in high quality midstream energy infrastructure companies that pay current distributions to shareholders. Miller/Howard Investments, Inc. (the “Sub-Adviser”) serves as the sub-adviser for the Fund and manages the Fund’s investments. The Fund utilizes a bottom-up fundamental research process to evaluate midstream energy infrastructure companies on a number of key metrics, including income, growth of income, distribution coverage, leverage, direct-commodity price exposure, and contract quality. To be considered as potential Fund investments, such companies will typically meet the Fund’s criteria of persistent cash flow generation and have management teams with a consistent track record of efficient capital allocation. The Fund will seek to achieve its investment objectives by investing, under normal market conditions, at least 80% of its net assets in equity securities of U.S. and Canadian companies of any market capitalization deemed by the Fund to be engaged in the midstream energy sector. Companies engaged in the midstream energy sector are primarily structured as publicly-traded master limited partnerships and limited liability companies taxed as partnerships (“MLPs”), and companies structured or who elect to be taxed as C-corporations that derive the majority of their revenue from operating or providing midstream energy services. Midstream energy services include the provision of transportation, storage, and gathering and processing infrastructure for oil, natural gas, and other products.

The Fund will typically invest in approximately twenty to twenty-five companies that are engaged in the midstream energy sector, though it is not required to do so. The Fund will select these companies for investment from, as of the date of this Prospectus, approximately forty to forty-five eligible midstream energy and MLP companies.

In evaluating potential portfolio companies for investment, the Fund will consider the company’s liquidity (including the company’s average daily traded volume) and market capitalization (generally selecting companies with market capitalizations greater than $1.5 billion). The Fund will also consider the company’s ownership, public float, and corporate structure, and the company’s financial characteristics, business model, valuation, and management and board members. As part of its process to evaluate potential portfolio companies, the Fund also conducts an environmental, social and governance (“ESG”) risk assessment and assigns an ESG risk rating for each company reviewed. The risk assessment looks at a number of factors, including exposure to environmental risks, corporate board and management team structure, and corporate governance.

The Fund may directly invest up to 25% of its total assets in equity securities of certain MLPs treated as publicly-traded partnerships. The Fund will invest more than 25% of the value of its total assets in the energy, oil, and gas industries.

The Fund’s investments in the securities of Canadian issuers are generally expected to comprise less than 40% of the value of the Fund’s total assets.

The Fund is “non-diversified,” as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”).

USCF Dividend Income Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”). The Fund seeks a high level of current income and, as a secondary objective, growth of income, by investing in U.S. exchange-traded dividend-paying and dividend-growth companies that meet the Fund’s environmental, social and governance (“ESG”) criteria. The Fund may also invest in U.S. exchange-traded equity securities of issuers domiciled outside the U.S., including American Depositary Receipts (“ADRs”). The Fund may also invest in real estate investment trusts (“REITs”), with a typical sector limit of 25% or two times the weight in the Russell 1000 Value Index, whichever is greater. The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in dividend-paying equity securities and in other instruments that have economic characteristics similar to such securities.

Miller/Howard Investments, Inc. (the “Sub-Adviser”), serves as the Fund’s sub-adviser and manages the Fund’s investments. The Fund primarily utilizes a bottom-up fundamental research process to evaluate companies, and uses quantitative research to identify and compare potential candidates for further fundamental review. Fundamental research is based on reviewing primary source documents, such as SEC filings, company presentations, meetings with management, industry conferences, and engagement with industry experts and analysts as well as third-party research.

The Fund assesses companies based on a number of key metrics, including dividend yield, prospects for dividend growth, balance sheet strength, dividend coverage, and low valuations. In evaluating potential portfolio companies for investment, the Fund will consider the company’s liquidity (generally selecting companies with average daily trading value greater than $30 million) and market capitalization (generally selecting companies with market capitalization greater than $4 billion). The Fund will also consider the company’s ownership, public float, and corporate structure, and the company’s financial characteristics, business model, valuation, and management and board members. To be considered as potential Fund investments, such companies will typically meet the Fund’s criteria of persistent cash flow generation and have management teams with a consistent track record of efficient capital allocation, including a strong commitment to pay and grow the dividend.

As an integral part of its process to evaluate potential portfolio companies, the Fund conducts an ESG assessment. The Fund will first screen out companies based on certain objective ESG characteristics. Such screening criteria eliminates: (i) companies that extract coal; (ii) companies that derive greater than 10% of revenue from production of alcohol, tobacco, or firearms; and (iii) companies that provide parts or services that are tailor-made and necessary for the lethal function of controversial weapons. The Fund uses audited reports and other publicly available information in order to determine whether a company should be screened out of the Fund’s investable universe.

In addition to the companies eliminated by the screening process, the Fund seeks to eliminate, based on its own assessment, companies that have demonstrated a history of weak governance or repeated failures to prevent or mitigate ESG risks. The Fund evaluates a company’s performance relative to peers on environmental or social indicators. Examples of such ESG key performance indicators include the frequency and scope of its ESG disclosures, human rights record and policies, and corporate board structure. More specifically, the Fund’s ESG assessments focus on the following criteria:

•	Governance and Ethics. The Fund believes that oversight of management is a board’s responsibility, and further, that oversight of the board is an investor right and responsibility. As such, the Fund considers the structure of a company’s board and whether it has an independent chair, the extent to which the company is controlled by insiders and family members, and the responsiveness of the board to investor votes. The Fund also considers the strength and vision of a company’s leaders and the company’s strategy and vision.
•	Environmental Record. The Fund seeks to invest in companies that aim to minimize and mitigate the negative impacts of their operations on the environment. In assessing a company, the Fund considers a company’s strategy regarding natural resources and the planet, and how it mitigates any unintentional or unavoidable environmental harms caused by its operations.
•	Human Rights. The Fund favors companies that have human rights policies, practices, and due diligence processes that are grounded in international norms, including the United Nations Guiding Principles on Business and Human Rights.
•	Human Capital Management and Structure. The Fund reviews each company for certain indicators, including the racial, ethnic, and gender composition of its board, management, and workforce, to reveal areas where human capital management is lagging, recruitment is failing to capture the range of expertise and suitable candidates available, where homogeneity might be creating narrowness of perspectives and/or confirmation bias, and where a company’s competitive advantage may be at risk.

In completing its ESG assessments, the Fund does not rely on any one source of information, but rather collects information from multiple sources including a company’s audited reports and other publicly available information (such as sustainability reports and voluntary ESG disclosures); third-party ESG research and ratings from ESG data providers; non-profit benchmark reports, research, and analysis; media reports; and discussions with company management.

The Sub-Adviser then constructs the Fund’s portfolio from the investable universe by taking into consideration both the financial and ESG profile of each candidate, equally. The Fund is not required to invest in any specific number of companies, but will typically invest in approximately thirty to forty-five companies, each of which meets the Fund’s financial and ESG criteria.

USCF SummerHaven Dynamic Commodity Strategy No K-1 Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the SDCITR. The SDCITR is a total return commodity sector index designed to broadly represent major commodities. The SDCITR reflects the performance of a fully margined and collateralized portfolio of commodities futures contracts.

•	A commodities futures contract is a financial instrument in which a party agrees to pay a fixed price for a fixed quantity of a commodity at a specified future date. The total cost of the commodities underlying a futures contract at their current price (or spot price) is often referred to as “notional amount.” Futures contracts are traded at market prices on exchanges pursuant to terms common to all market participants.
•	A futures contract is fully margined when a fund has deposited the amount required to enter into and maintain the contract, as determined by a commodity futures exchange, including the New York Mercantile Exchange, ICE Futures, Chicago Board of Trade, Chicago Mercantile Exchange, London Metal Exchange, and Commodity Exchange, Inc. (collectively, the “Futures Exchanges”), which is typically 5% to 10% of the contract amount.
•	A futures contract is fully collateralized when a fund holds cash or cash equivalents, government securities, or other liquid investments at least equal in value to the notional amount of the contract.

At any time, the SDCITR is comprised of 14 futures contracts (the “Component Futures Contracts”), weighted equally by notional amount. The SDCITR is reconstituted and rebalanced on a monthly basis. See “Additional Information about the SDCITR” below for more information about how the SDCITR is composed.

In seeking to track the SDCITR, the Fund invests in a fully margined and collateralized portfolio of commodities futures contracts that will generally consist of the Component Futures Contracts, weighted equally by notional amount. Under normal market conditions, the Fund will invest at least 80% of its assets in Commodity-Linked Investments (as defined below). In determining the value of the Fund’s assets for this purpose, the Fund will value each derivative instrument using the instrument’s notional amount. The Fund’s portfolio of futures contracts is reconstituted and rebalanced on a monthly basis to reflect the changing composition of the SDCITR.

Although the Fund will seek to replicate the SDCITR’s positions in the Component Futures Contracts, the Fund may also invest in futures contracts that the portfolio managers believe are economically identical or substantially similar to the Component Futures Contracts. Also, to obtain the desired economic exposure, the Fund may invest in commodity-related derivative instruments such as cash-settled options, forward contracts, options on futures contracts, and other options. The futures contracts (including Component Futures Contracts) and other commodity-related derivative instruments in which the Fund may invest are collectively referred to herein as “Commodity-Linked Investments.”

The Fund may invest in Commodity-Linked Investments directly but it will primarily do so through the investments of its wholly-owned subsidiary incorporated in the Cayman Islands, USCF Cayman Commodity 2 (the “Subsidiary”). The Subsidiary, which has the same investment objective as the Fund, is advised by the Adviser and sub-advised by SummerHaven Investment Management, LLC (“SummerHaven” or the “Sub-Adviser”). The SDCITR is owned and maintained by SummerHaven Index Management, LLC (“SHIM”), an affiliate of SummerHaven, and is calculated and published by Bloomberg, L.P. Neither the Fund nor the Subsidiary invests directly in commodities.

In addition to the market price movements of the Fund’s Commodity-Linked Investments, which are primarily futures contracts, the Fund’s total return includes the return on any assets used to collateralize the Fund’s portfolio. In managing the collateral portion of the Fund’s investment strategy, the Adviser will seek to match the hypothetical return of the collateral portion of the SDCITR. The SDCITR’s Component Futures Contracts are hypothetically collateralized with U.S. Treasury bills (“Treasuries”) with three-month maturities, the value of which are calculated using the weekly auction rate for 3-Month U.S. Treasury Bills published by the U.S. Department of the Treasury. To collateralize its portfolio, the Fund will hold significant amounts of short-term U.S. government securities (e.g., Treasuries) and shares of money market mutual funds.

The Subsidiary’s investments are considered to be part of the Fund’s portfolio. By investing in the Subsidiary, the Fund expects to be able to obtain greater exposure to the commodities markets while maintaining compliance with U.S. federal income taxation requirements applicable to investment companies. The Subsidiary may also hold investments used to collateralize the Fund’s portfolio.

The Fund will not invest more than 25% of its total assets in the Subsidiary, as determined at the end of each fiscal quarter. The amount of the Fund’s total assets that is not invested in the Subsidiary at any given time will be invested directly by the Fund. The Subsidiary is subject to the same investment restrictions and limitations, and follows the same compliance policies and procedures, as the Fund, except that the Subsidiary may invest without limitation in Commodity-Linked Investments.

The Fund is “non-diversified,” as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”).

Additional Information about the SDCITR:

At any time, the SDCITR is comprised of 14 Component Futures Contracts, weighted equally by notional amount, selected each month from a universe of 27 eligible commodities and futures contracts for those commodities. The eligible futures contracts are physical non-financial commodity futures contracts traded on the Futures Exchanges in major industrialized countries, and typically have active and liquid markets. The eligible futures contracts are denominated in U.S. dollars. The universe of eligible commodities, categorized into five commodity sectors, is made up of:

•	petroleum (crude oil (Brent), crude oil (WTI), gas oil, heating oil, and unleaded gasoline)
•	precious metals (gold, silver, and platinum)
•	industrial metals (zinc, nickel, aluminum, copper, lead, and tin)
•	grains (soybean oil, wheat, corn, soybeans, and soybean meal)
•	non-primary sector (sugar, cotton, coffee, cocoa, natural gas, live cattle, lean hogs, feeder cattle)

The SDCITR is based on the notion that commodities with low inventories tend to outperform commodities with high inventories, as commodity prices tend to increase when supply is low and conversely tend to decrease when supply is high. To help assess the current state of commodity inventories, the SDCITR analyzes price-based signals (i.e., backwardation, contango, and momentum) within the universe of eligible commodity futures contracts, as discussed further below.

The SDCITR is rules-based and reconstituted and rebalanced monthly using quantitative formulas, subject to the constraint that each of the four primary commodity sectors above (Petroleum, Grains, Industrial Metals, and Precious Metals) must be represented by at least one Component Futures Contract. There is no requirement that the non-primary sector be so represented. Monthly commodity selection is a two-step process that occurs on the fifth business day prior to the end of the calendar month (the “Selection Date”) based upon the following:

1)	The annualized percentage price difference between the closest-to-expiration Component Futures Contract and the next closest to expiration Component Futures Contract is calculated for each of the 27 eligible Component Futures Contracts on the Selection Date. The 14 commodities with the greatest backwardation (or least contango) are selected where backwardation is measured based on the highest percentage price difference. When evaluating the data from the first step, all four primary commodity sectors must be represented (Petroleum, Grains, Industrial Metals, and Precious Metals).
2)	If the selection of the 14 commodities with the greatest backwardation fails to meet the overall diversification requirement that all four primary commodity sectors be represented in the SDCITR, the commodity with the greatest backwardation among the commodities of the omitted primary sector(s) would be substituted for the commodity with the least backwardation among the fourteen commodities.

The 14 commodities selected are included in the SDCITR for the next month on an equally-weighted basis by notional amount. Due to the dynamic monthly commodity selection, the primary sector weights will vary from approximately 7% to 43% over time, depending on the price observations each month.

Following the Selection Date, the SDCITR is reconstituted and rebalanced accordingly during the last four business days of the month.

SHIM determines the composition of the SDCITR and relative components of the securities of the SDCITR. Bloomberg, L.P. is not affiliated with the USCF ETF Trust (the “Trust”), the Fund, the Adviser or the Distributor (as defined below) or with any affiliate of these companies.

USCF Gold Strategy Plus Income Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund seeks to reflect generally the performance of the price of gold while generating dividend income through selling gold call options and through collateral interest income.

The Fund seeks to achieve its investment objective by maintaining substantial economic exposure to the performance of the physical gold and gold futures markets (the “Gold Markets”). To achieve an exposure to the Gold Markets, the Fund invests in: (i) negotiable warehouse receipts, called warrants (hereinafter, “Gold Warrants”), evidencing ownership of specific gold bars stored in licensed depositories in and around New York City, and (ii) fully margined and collateralized gold futures contracts, described in further detail below. Also, to obtain the desired economic exposure, the Fund may transact in other gold-related derivative instruments such as cash-settled options, forward contracts, options on futures contracts, and other options. The futures contracts and other gold-related derivative instruments in which the Fund may invest are collectively referred to herein as “Gold Interests,” and, together with Gold Warrants, are referred to herein as “Gold Investments.”

The Fund may invest in Gold Investments directly or indirectly through the investments of its wholly-owned subsidiary incorporated in the Cayman Islands, USCF Cayman Commodity 4 (the “Subsidiary”). However, the Fund primarily gains exposure to the Gold Markets through the Gold Investments made by the Subsidiary. The Subsidiary, which has the same investment objective as the Fund, is advised by the Adviser and sub-advised by SummerHaven Investment Management, LLC (“SummerHaven” or the “Sub-Adviser”).

The Fund will only invest in COMEX Gold Warrants and gold futures through the Subsidiary. As noted below, the percentage of the Fund’s assets invested in the Subsidiary will be limited to 25%. The primary instrument used by the Fund for achieving exposure to the price performance of gold will be COMEX gold futures, but the Fund also intends to achieve a portion of its exposure to the price performance of gold via COMEX Gold Warrants. The Fund expects that it will limit its investment in COMEX Gold Warrants to 20% of the value of its Subsidiary. COMEX gold futures and COMEX Gold Warrants will be evaluated for expected return and expected trading and holding costs (implicit and explicit). The results of this comparison will be used by the Fund’s Sub-Adviser to determine the desired balance of COMEX gold futures and COMEX Gold Warrants.

The Fund is not an index ETF and is actively managed. The Fund is “non-diversified,” as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”). Investors should be aware that the Fund’s investment objective is not for its net asset value (“NAV”) per share to equal the spot prices of the gold underlying its Gold Investments or the prices of any particular group of futures contracts, and investors should not expect changes in the Fund’s performance to track changes in such spot prices.

Gold Futures Contracts and other Gold Interests:

The Fund may invest in gold futures contracts (a type of commodity futures contract) that the portfolio managers believe are economically identical or substantially similar to holding physical gold.

A commodity futures contract is a financial instrument in which a party agrees to pay a fixed price for a fixed quantity of a commodity at a specified future date. The total cost of the commodity (e.g., physical gold) underlying a futures contract at its current price (or spot price) is often referred to as “notional amount.” Futures contracts are traded at market prices on exchanges pursuant to terms common to all market participants.

Physical gold:

The Fund invests in physical gold by acquiring COMEX Gold Warrants evidencing ownership of physical gold bars in a COMEX-approved depository. Although COMEX Gold Warrants are not directly tradeable, the Fund acquires them by purchasing COMEX gold futures contracts and accepting physical delivery to settle the futures contract. The Fund is able to sell its interests in COMEX Gold Warrants by selling COMEX gold futures contracts and delivering the warrants to physically settle the futures contract.

COMEX Gold Warrants are linked to specific bars with identifiable and unique brands and serial numbers stored in an exchange-approved gold depository. The Fund does not custody physical gold and will not take possession of physical gold at any time.

Gold Call Options:

The Fund follows a “buy-write” (also called a covered call) investment strategy in which the Fund buys Gold Investments, and also writes (or sells) call options that are fully “covered” (or collateralized) by the Gold Investments. Generally, a call option on gold gives the holder the right, but not the obligation, to buy gold at a specific price, called the strike price, for a certain amount of time. If the market price of gold rises above the strike price before the option expires, the holder can make a profit by exercising the option to purchase the gold at the strike price and then selling the gold at the current market price. Accordingly, purchasers of the gold call options sold by the Fund will pay a premium for the right to exercise the option at the strike price on a future date, and the Fund will earn money by retaining this premium.

Conversely, if the market price of gold falls and then remains below the strike price, the option holder would not make any profit by exercising the option, and the seller of the option will make a profit on the premium.

The Sub-Adviser will cause the Fund to write options as part of its investment strategy to generate option premium profits for the Fund. The Fund does not intend to engage in options trading as a strategy, but rather intends to make a profit solely by retaining the premium received when the Fund issues the options.

The Fund will never sell call options on more than 100% of the notional amount of the Fund’s portfolio of Gold Investments, meaning that the Fund will not utilize leverage.

U.S. Government Securities and Assets Used to Collateralize:

The Fund will invest in U.S. government securities. U.S. government securities include U.S. Treasury obligations and securities issued or guaranteed by various agencies of the U.S. government, or by various instrumentalities that have been established or sponsored by the U.S. government.

In addition to the market price movements of the Fund’s Gold Interests, the Fund’s total return includes the return on any assets used to collateralize the Fund’s portfolio, which may include U.S. government securities (e.g., Treasuries), money market instruments, money market funds, repurchase agreements, investment grade fixed-income securities, and cash and cash equivalents.

Subsidiary

Although the Fund may invest in Gold Investments directly, the Fund invests in Gold Investments primarily through the Subsidiary. The Subsidiary’s investments are considered to be part of the Fund’s portfolio. By investing in the Subsidiary, the Fund expects to be able to obtain greater exposure to Gold Investments while maintaining compliance with U.S. federal income taxation requirements applicable to investment companies. The Subsidiary may also hold investments used to collateralize the Fund’s portfolio.

The Fund will not invest more than 25% of its total assets in the Subsidiary, as determined at the end of each fiscal quarter. The amount of the Fund’s total assets that is not invested in the Subsidiary at any given time will be invested directly by the Fund.

USCF Energy Commodity Strategy Absolute Return Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”). The Fund seeks long-term total return by using a proprietary methodology to invest in and allocate among energy-related derivative instruments based upon oil, petroleum, and natural gas, as well as other energy-related derivative instruments. Specifically, the Fund anticipates that it will invest in futures contracts including, but not limited to, West Texas Intermediate (“WTI”) crude oil, Henry Hub natural gas, New York Harbor ultra-low sulfur diesel (formerly heating oil), Reformulated Blendstock for Oxygenate Blending (“RBOB”) gasoline, Brent crude oil and gasoil. The Fund may also invest in other types of futures contracts, including futures based on “clean energy” sources, such as wind and solar power, as part of this investment strategy.

The Fund’s proprietary methodology is quantitative in nature and may utilize any of the following to make a determination about the likely direction of the futures contracts noted above: technical signals on price and volume, fundamental signals on specific energy commodities, and general economic signals. Examples of these signals may include, but are not limited to, such factors as momentum, open interest, relative value, supply and demand for specific commodities, and inflation expectations. The Fund may take long, short, or spread positions in any of these contracts across different contract maturities.

The Fund does not track any specific energy benchmark or index, although at times it may exhibit correlation or inverse correlation with one or more benchmarks, indexes, energy futures contracts or other energy-related derivatives. The Fund may also exhibit little to no correlation with such benchmarks, indexes, energy futures contracts or other energy-related derivatives at any given time or over the long-term. The Adviser may use its discretion when applying its proprietary methodology to select the Fund’s investments.

The instruments in which the Fund invests may include commodity-related exchange-traded futures and options contracts, swap agreements, and structured notes (collectively, “Commodity-Linked Investments”). The Fund’s investments are not restricted in terms of geography. Accordingly, the Fund may invest in both U.S.-listed and non-U.S.-listed energy instruments, including derivatives denominated in U.S. dollars.

Commodities may be physically traded at their current market prices (or spot prices), but are more commonly traded through the purchase and sale of futures contracts (i.e., agreements to buy or sell a specific quantity of a commodity in the future at a specific price), and the Fund will invest in commodities only through its investments in derivative instruments such as futures contracts, and not directly. Futures contracts expire by default on a monthly basis. Investors can close futures contracts prior to expiration, “roll” to a later contract, or allow the contract to expire and take settlement of the underlying commodity or financial instrument specified by the contract.

Although the Fund is permitted to invest in Commodity-Linked Investments directly, the Fund intends to invest in Commodity-Linked Investments primarily through a wholly-owned subsidiary of the Fund incorporated in the Cayman Islands, USCF Cayman Commodity 3 (the “Subsidiary”). By investing in the Subsidiary, the Fund expects to be able to obtain greater exposure to the energy markets while maintaining compliance with U.S. federal income tax requirements applicable to investment companies. The Fund will not invest more than 25% of its total assets in the Subsidiary, as determined at the end of each fiscal quarter.

The Subsidiary is advised by the Adviser and has the same investment objective as the Fund. The Subsidiary is subject to the same investment restrictions and limitations, and follows the same compliance policies and procedures, as the Fund, except that the Subsidiary may invest without limitation in Commodity-Linked Investments. The Subsidiary’s investments are considered to be part of the Fund’s portfolio. Neither the Fund nor the Subsidiary invests directly in commodities.

The portion of the Fund’s assets that are not invested in Commodity-Linked Investments will be primarily invested, directly or indirectly through the Subsidiary, in cash, cash equivalents, investment grade fixed-income investments, money market funds, repurchase agreements or a combination thereof. The primary purpose of such investments will be to meet coverage and collateral requirements associated with the Fund’s Commodity-Linked Investments.

The Fund is “non-diversified,” as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”).

The CFTC has adopted certain requirements that subject a registered investment company and its investment adviser to regulation by the CFTC if the registered investment company invests more than a prescribed level of its net asset value (“NAV”) in CFTC-regulated futures, options, or swaps, or if the registered investment company markets itself as providing investment exposure to such instruments. Due to the Fund’s expected use of such CFTC-regulated instruments above the prescribed levels, the Fund is considered a “commodity pool” under the Commodity Exchange Act (“CEA”).

USCF Sustainable Battery Metals Strategy Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund seeks to achieve its investment objective by investing primarily in metals derivative instruments (“Metals Derivatives”) and, to a lesser extent in the equity securities of companies (“Metals Equities” and, together with Metals Derivatives, “Metals Investments”) that are economically tied to the metals that are necessary for “Electrification,” which is described below. The Adviser believes that demand for certain metals will increase as the global economy undergoes a process known as Electrification. During Electrification, energy derived from sustainable sources such as wind, solar, and hydroelectric power will gradually replace energy generated by fossil fuels. The infrastructure needed to produce and store that energy as electricity in batteries (“Battery and Electrification Infrastructure”) will require substantial amounts of certain metals. As a result, Electrification may lead to rising prices for these metals over time.

Specifically, the Fund’s holdings will consist of instruments tied to industrial metals, precious metals, and rare earth metals (the “Metals” and each, a “Metal”) that are used in batteries, battery charging infrastructure, and sustainable energy generation and storage infrastructure. The Fund’s Metals Investments will initially include metals such as cobalt, copper, iron ore, lithium, nickel, and other metals currently used in Battery and Electrification Infrastructure. Specific metals may be added or removed as eligible metals when changes occur in the evolution of battery and electrification metals technology, and when exposure to these metals can be obtained. The Metals Derivatives in which the Fund will invest are futures and swaps and, to a lesser extent, options and forwards. The Metals Equities in which the Fund will invest are the common stock of companies located in both the United States and in foreign countries, including in emerging markets, which are economically tied to the Metals because they derive a substantial portion of their revenue from the mining, processing, production, refining, recycling, and other related activities of such Metals.

The Fund understands that the extraction, production and distribution of Metals required for Electrification are carbon-intensive processes. As such, an important component of the Fund’s sustainable strategy involves purchasing carbon offset investments (“Carbon Offset Investments”) in an amount equal to the estimated aggregate carbon emissions of the Fund’s holdings. By purchasing Carbon Offset Investments, the Fund seeks to mitigate the carbon-intensive nature of the Fund’s Metals Investments.

The Adviser uses a proprietary multi-factor quantitative methodology to select the Metals Investments. The proprietary methodology considers the use of a specific Metal in Battery and Electrification Infrastructure, the other uses of such Metal, and each Metal’s environmental impact, and attempts to provide exposure to the Metals used in Battery and Electrification Infrastructure in amounts that generally correspond to each Metal’s relative demand in connection with such use, meaning that the Fund will invest more heavily in those Metals whose price is expected to be more closely aligned with that Metal’s increased demand for use in Battery and Electrification Infrastructure. Because Metals Derivatives have the highest correlation to the prices of such Metals, the methodology selects Metals Derivatives when suitable derivatives are available. Suitable derivatives include exchange-traded and over-the-counter futures and swaps contracts on the Metals. If these contracts are traded on an exchange, liquidity relative to the Fund’s size and trading needs is also considered in determining if a Metals Derivative is suitable. Futures traded on U.S. or international exchanges with sufficient liquidity are prioritized. Swaps are used for any Metal that does not have a futures contract with sufficient liquidity. The Fund may also use options and forwards to supplement its futures and swaps positions or if adequate futures and swaps are not available. To the extent suitable Metals Derivatives are not available to provide exposure to a Metal that is used in Battery and Electrification Infrastructure, the Adviser’s methodology selects companies that are economically tied to the mining, processing, production, refining, recycling, and other related activities of that Metal or a group of Metals. In order to initially include a company for selection within the methodology, the Adviser considers a company to be “economically tied” if it generates at least 50% of its revenues from these activities or has projects that have the potential for the company to generate at least 50% of its revenues from these activities when developed. Once a company is selected for inclusion in the Fund by meeting the above criteria, it must continue to generate at least 25% of its revenues from these activities or have projects with the potential for the company to generate at least 25% of its revenues from these activities when developed, in order to remain in the Fund. The Fund may not have exposure to every Metal used in Battery and Electrification Infrastructure because there may not be a suitable derivative or equity security tied to each Metal. The Adviser’s proprietary methodology will also exclude Metals that have only a de minimis connection to Battery and Electrification Infrastructure. The Adviser will assess each Metals Investment’s inclusion in the methodology on an annual basis.

After all the Metals Investments have been selected, the Adviser estimates the carbon emissions associated with each of the Metals Derivatives and each of the Metals Equities chosen by the methodology. The Adviser relies on data published by governmental or multi-national organizations, scientific studies, investment bank/financial service companies, and internationally recognized environmental, social and governance (“ESG”) research firms to make such estimates. The Adviser then calculates the aggregate carbon emissions from all Metals Investments in the portfolio and the Fund purchases Carbon Offset Investments in the form of carbon credit futures contracts in an amount equal to the net emissions. Carbon emissions estimates will be updated annually.

The Fund’s investments are not restricted in terms of geography. As such, the Fund may invest in both U.S. and non-U.S. companies, including companies located in emerging markets, and in instruments denominated in both U.S. dollars and foreign currencies. There is no limit to the percentage of the Fund’s equity investments that may be invested in emerging markets investments. In fact, a large percentage of the Fund’s investments in equity securities will be issued by Chinese companies because China is the country with the largest universe of companies that derive their revenues from Metals that are used in Battery and Electrification Infrastructure. The Fund will invest in Metals Equities with a minimum capitalization of $100 million at the time of initial investment. Because many of the companies that issue Metals Equities are smaller companies, it is expected that the Fund will invest in companies that would generally be classified as small- or mid-cap based on how such terms are defined by widely used indices.

Although the Fund may invest in Metals Derivatives directly, the Fund invests in Metals Derivatives primarily through a wholly-owned subsidiary of the Fund incorporated in the Cayman Islands, USCF Cayman Commodity 5 (the “Subsidiary”). The Subsidiary is advised by the Adviser and has the same investment objective as the Fund. The Fund may invest up to 25% of its assets in the Subsidiary.

The portion of the Fund’s assets that are not invested in Metals Investments or Carbon Offset Investments, will be primarily invested, directly or indirectly through the Subsidiary, in cash, cash equivalents, money market funds, repurchase agreements, or short maturity fixed-income investments or a combination thereof. The primary purpose of such investments will be to meet coverage and collateral requirements associated with the Fund’s Metals Derivatives.

The Fund is “non-diversified,” as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”).

USCF Sustainable Commodity Strategy Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund seeks to provide broad exposure to commodities across three different sustainability focused themes: agriculture, renewable energy and electrification. In order to provide such exposure, the Fund will invest primarily in derivatives instruments for which the underlying assets are commodities (“Commodities Derivatives”) and equity securities that are economically tied (as further described below) to particular commodities (“Commodities Equities,” together with Commodities Derivatives, “Commodities Investments”). The Fund’s exposure to each of the three sustainability themes will be approximately equally weighted.

Selection Methodology

The Adviser uses a proprietary multi-factor quantitative methodology to select the Commodities Investments. The proprietary methodology first considers the universe of commodities across each theme: agricultural commodities, renewable energy sources, and electrification (as each is further described below). Then, for a given theme, the methodology considers factors such as: the primary use of a specific commodity, the secondary and potential other uses of such commodity, and each commodity’s environmental impact. The methodology attempts to provide exposure to commodities in amounts that generally correspond to each commodity’s relative demand in connection with one of the sustainable themes described above. This means that the Fund will invest more heavily in those commodities that have a higher percentage of their total demand derived from sustainable uses.

Because Commodities Derivatives have the highest correlation to the prices of their underlying commodities, the methodology selects Commodities Derivatives when suitable derivatives are available. Suitable derivatives include exchange-traded and over-the-counter futures and swaps contracts on commodities. If these contracts are traded on an exchange, liquidity relative to the Fund’s size and trading needs is also considered in determining if a Commodities Derivative is suitable. Futures traded on U.S. or international exchanges with sufficient liquidity are prioritized. Swaps are used for any commodity that does not have a futures contract with sufficient liquidity. The Fund may also use options and forwards to supplement its futures and swaps positions or if adequate futures and swaps are not available.

To the extent suitable Commodities Derivatives are not available to provide exposure to a commodity to which the Adviser desires to gain exposure, the Adviser’s methodology selects equities issued by companies that are economically tied to such commodity. The Adviser considers a company to be “economically tied” to a particular commodity if it generates at least 50% of its revenues from the production, extraction, use, distribution or other activities related to the commodity, or has projects that have the potential for the company to generate at least 50% of its revenues from these activities when developed. The Adviser will use publicly available information distributed by the company or reputable industry publications in order to determine if a particular company meets the 50% revenue (or potential revenue) threshold. Once a company is selected for inclusion in the Fund by meeting the above criteria, it must continue to generate at least 25% of its revenues from activities related to the commodity or have projects with the potential for the company to generate at least 25% of its revenues from these activities when developed, in order to remain in the Fund. The Fund may not have exposure to every commodity used in agriculture, renewable energy, and electrification because there may not be a suitable derivative or equity security tied to each commodity across those themes. The Adviser’s proprietary methodology will also exclude commodities that have only a de minimis connection to agriculture, renewable energy, or electrification. The Adviser will assess each Commodities Investment’s inclusion in the methodology on an annual basis.

Agriculture

The Adviser believes that the global push to reduce greenhouse gas emissions coupled with global population growth will increase the demand for agricultural commodities that can be produced sustainably (i.e., provide the most amount of product by weight or calories/protein with the least amount of emissions and other adverse environmental impacts). For example, the amount of greenhouse gasses emitted to produce a certain amount (by weight or calories/protein) of beef, lamb, or shellfish is much higher than the amount emitted to produce the same amount (by weight or calories/protein) of grains, legumes or nuts. Using the Adviser’s selection methodology, and specifically considering factors such as water usage, chemical and fertilizer usage, and the ratio of greenhouse gas emissions to weight or calories/protein produced, the Adviser seeks to provide exposure to agricultural commodities that it believes can be produced sustainably. As such, the Fund will primarily invest in Commodities Derivatives tied to grain crops and oilseeds (which include soybeans, hemp and various nuts and legumes), and to a lesser extent in cotton, sugar and coffee. Because of the broad availability of suitable derivatives tied to the agricultural theme, the agriculture portion of the Fund will consist primarily of Commodities Derivatives. To the extent the Adviser seeks to gain exposure to a particular agricultural commodity for which a suitable derivative is not available, the Adviser will invest in the equity securities of issuers that are economically tied to that commodity.

Renewable Energy

The Adviser believes that global demand for renewable energy will continue to increase as countries across the globe seek more sustainable ways to produce power and implement rules and regulations that encourage renewable energy production. The Adviser broadly defines renewable energy as energy from a renewable source (i.e., not depleted when used), such as wind, solar, water, and biomass (i.e., organic material derived from plants and animals).

While certain renewable energy sources are unable to be commoditized (such as the wind or the sun), governments and organizations across the globe have created programs that commoditize the use of renewable energy sources through renewable energy certificate programs. For example, under the U.S. Environmental Protection Agency Renewable Fuel Standard program, refiners and importers of gasoline or diesel fuel can generate renewable identification numbers (“RINs”) when they produce a gallon of renewable fuel (such as ethanol, which is made from biomass). Similar to RINs, various regional organizations in the United States (such as the New England Power Pool Generation Information System) issue and track renewable energy certificates (“RECs”), which are generated when one megawatt-hour of electricity is produced from a renewable source. The Fund may also invest in carbon credits tied to the California Low Carbon Fuel Standard (“LCFS Credits”). RINs, RECs and LCFS Credits can be used by fuel and electricity producers and generators to certify compliance with certain regulatory requirements related to renewable energy production, but they can also be traded on secondary markets.

Because there may not be broad availability of suitable derivatives tied to the renewable energy sources that the Fund seeks exposure to, the renewable energy portion of the Fund will consist of a mix of Commodities Derivatives and Commodities Equities, as determined by the selection methodology described above. Commodities Derivatives will consist of renewable commodity futures (such as ethanol futures and biomass futures, to the extent suitable options are or become available). Commodities Derivatives will also include RIN futures, REC futures and LCFS Credit futures. Commodities Equities will be equity securities of issuers that are economically tied to a particular renewable energy source.

Electrification

“Electrification” refers to the process of replacing technologies that use fossil fuels with technologies that use electricity as a source of energy. The Adviser believes that the global desire to reduce fossil fuel consumption will continue to increase the rate of electrification. The process of electrification is heavily reliant on the production and development of batteries that contain certain industrial metals, precious metals, and rare earth metals (“Metals”). The Fund’s metals investments will initially include metals such as aluminum, cobalt, copper, graphite, iron ore, lithium, nickel, silver, zinc and other metals currently used in electrification. Specific metals may be added or removed as eligible metals when changes occur in the evolution of battery and electrification technology, and when exposure to these metals can be obtained. Because of the broad availability of suitable derivatives tied to the electrification theme, the Adviser will primarily invest in Commodities Derivatives tied to Metals as determined by the selection methodology described above. To the extent the Adviser seeks to gain exposure to a particular Metal for which a suitable derivative is not available, the Adviser will invest in the equity securities of issuers that are economically tied to a particular Metal.

While the Fund is small, the Fund may pursue its electrification theme indirectly by investing in shares of the USCF Sustainable Battery Metals Strategy Fund. The Adviser will waive any advisory fees received as a result of an investment in an affiliated fund.

Collateral Requirements

The portion of the Fund’s assets that are not invested in Commodities Investments or Carbon Offset Investments (as defined below), will be primarily invested, directly or indirectly through the Subsidiary (as defined below), in cash, cash equivalents, money market funds, or short maturity fixed-income investments or a combination thereof. The primary purpose of such investments will be to meet collateral requirements associated with the Fund’s Commodities Derivatives.

Sustainable Strategy

The Fund understands that the production of certain agricultural products and the extraction, production and distribution of Metals required for Electrification are carbon-intensive processes. As such, an important component of the Fund’s sustainable strategy involves purchasing carbon offset investments (“Carbon Offset Investments”) in an amount equal to the estimated aggregate carbon emissions of the Fund’s holdings. By purchasing Carbon Offset Investments, the Fund seeks to mitigate the carbon-intensive nature of certain of the Fund’s Commodities Investments.

After all the Commodities Investments have been selected, the Adviser estimates the carbon emissions associated with each Commodities Investment. The Adviser relies on data published by governmental or multi-national organizations, scientific studies, investment bank/financial service companies, and internationally recognized environmental, social, and governance (“ESG”) research firms to make such estimates. The Adviser then calculates the aggregate carbon emissions from all Commodities Investments in the portfolio and the Fund purchases Carbon Offset Investments in the form of carbon credit futures contracts in an amount equal to the net emissions. Carbon emissions estimates will be updated annually.

Additional Investment Criteria

The Fund’s investments are not restricted in terms of geography. As such, the Fund may invest in both U.S. and non-U.S. companies, including companies located in emerging markets, and in instruments denominated in both U.S. dollars and foreign currencies. There is no limit to the percentage of the Fund’s equity investments that may be invested in emerging markets investments. In fact, to the extent the Fund invests in Commodities Equities related to the Fund’s electrification theme, a material portion of those investments will be issued by Chinese companies because globally, the majority of companies that derive their revenues from Metals are Chinese companies. The Fund will invest in Commodities Equities with a minimum capitalization of $100 million at the time of initial investment. Because many of the companies that are “economically tied” to Commodities used in agriculture, renewable energy, and electrification are smaller companies, it is expected that the Fund will invest in companies that would generally be classified as small- or mid-cap based on how such terms are defined by widely used indices.

The Fund is “non-diversified,” as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”).

The Subsidiary

Although the Fund may invest in Commodities Derivatives directly, the Fund invests in Commodities Derivatives primarily through a wholly-owned subsidiary of the Fund incorporated in the Cayman Islands, USCF Cayman Commodity 7 (the “Subsidiary”). The Subsidiary is advised by the Adviser and has the same investment objective as the Fund. The Fund may invest up to 25% of its assets in the Subsidiary.